SALES OF GOODS (Tables)	12 Months Ended
Dec. 31, 2019
SALES OF GOODS
Schedule of sales of goods

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Crude oil	421,585	519,910	553,848
Gasoline	600,113	711,236	699,202
Diesel	503,406	594,008	615,342
Basic chemical feedstock	205,722	250,884	214,911
Kerosene	115,739	168,823	191,636
Synthetic resin	107,633	124,618	124,271
Natural gas	34,277	43,205	53,839
Synthetic fiber monomers and polymers	61,998	77,572	80,100
Others(i)	249,997	335,357	367,339
	2,300,470	2,825,613	2,900,488
(i)	Others are primarily liquefied petroleum gas and other refinery and chemical by-products and joint products.